Exit, Disposal And Restructuring Activities (2010 Actions Net Charges For Exit Disposal And Transformation Action And Related Reserve Status) (Details) (Restructuring 2010 Actions [Member], USD $)
In Millions
	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010
Exit, disposal and other costs recognized during period		$ 118
Charges recognized in discontinued operations	(1)	24
Cash payments	(38)	(54)
Non-cash charges	(3)	(1)
Change in estimate	(4)
Foreign exchange impacts	3	(5)
Asset and business disposition losses		(20)
Accrued costs, beginning balance	62
Accrued costs, ending balance	19	62
Employee Termination And Other Benefits [Member]
Exit, disposal and other costs recognized during period		59
Charges recognized in discontinued operations	(1)	9
Cash payments	(24)	(22)
Non-cash charges	(5)	(1)
Change in estimate	(4)
Foreign exchange impacts	3	(5)
Accrued costs, beginning balance	40
Accrued costs, ending balance	9	40
IT And Other Costs [Member]
Exit, disposal and other costs recognized during period		24
Charges recognized in discontinued operations		6
Cash payments	(9)	(21)
Accrued costs, beginning balance	9
Accrued costs, ending balance		9
Non-Cancellable Leases [Member]
Exit, disposal and other costs recognized during period		15
Charges recognized in discontinued operations		9
Cash payments	(5)	(11)
Non-cash charges	2
Accrued costs, beginning balance	13
Accrued costs, ending balance	10	13
Asset And Business Dispositions [Member]
Exit, disposal and other costs recognized during period		20
Asset and business disposition losses		$ (20)